Document And Entity Information	Oct. 08, 2025
Document Information [Line Items]
Entity, Registrant Name	Tivic Health Systems, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 08, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41052
Entity, Tax Identification Number	81-4016391
Entity, Address, Address Line One	47685 Lakeview Blvd.
Entity, Address, Address Line Two	Suite 100
Entity, Address, City or Town	Fremont
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94538
City Area Code	888
Local Phone Number	276-6888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TIVC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001787740